INTEREST BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Lease liabilities		¥ 7,086,151	¥ 8,369,262
Bank and other loans		43,014,564	38,835,887
Long-term loans and borrowings		69,076,094	63,941,904
Current portion of lease liabilities		(828,272)	(1,358,654)
Current portion of medium-term notes and bonds		(7,100,711)
Current portion of long-term bank and other loans		(3,629,014)	(3,339,687)
Current portion of long-term loans and borrowings		(11,557,997)	(4,698,341)
Non-current portion of long-term loans and borrowings	$ 8,815,034	57,518,097	59,243,563
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans		9,216,299	13,254,721
Guaranteed
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans		4,846,446	3,948,400
Unsecured
INTEREST BEARING LOANS AND BORROWINGS
Medium-term notes and bonds		18,975,379	16,736,755
Bank and other loans		¥ 28,951,819	¥ 21,632,766